Short Term Financing (Details Narrative) - USD ($)	May 03, 2016	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Original issue discount amount			$ 154,462	$ 277,070
Securities Purchase Agreement [Member] | Single Accredited Investor [Member]
Debt principal amount	$ 125,000
Debt maturity date	Dec. 31, 2016
Original issue discount amount	$ 20,000
Debt issued to pay related party debt expenses	5,000
Proceeds from related party debt	$ 100,000
Debt bear interest rate	15.00%
Debt default rate	125.00%